Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

On July 3, 2017, the Registrant issued a non-interest bearing $25,000 convertible promissory note to an accredited investor due January 2, 2018. The Conversion Price of the convertible promissory note is $0.15 per Common Share. On August 14, 2017, the note holder invested an additional $10,000 increasing the July 3, 2017 convertible promissory note to $35,000 according to the terms of the original note.

On July 7, 2017 (the “Grant Date”), the Registrant granted the aggregate of 1,950,000 stock options (the “July Strategic Options”) to three officers, three independent directors and two consultants pursuant to a Board of Directors resolution. All such July Strategic Options are exercisable for the purchase of one share of the Registrant’s Common Stock at an exercise price of fifteen cents ($0.15) per share in cash or via a “cashless exercise feature” which exercise price is in excess of 115% of the closing sale price for a share of OMAG’s Common Stock on the trading day immediately prior to the Grant Date. All July Strategic Options are fully vested and are exercisable as of the Grant Date and all shall expire at 5pm Eastern Time on June 30, 2018. The eight individuals receiving grants of the July Strategic Options are: Frank J. Drohan, President, 500,000; Charles P. Kuczynski, VP and Secretary, 200,000; William Hanley, Controller, 100,000; 50,000 to each of three independent directors, Louis J. Lombardo, Jack A. Smith, and Alan M. Matus; Sam Hamdan, Consultant and Deputy Managing Director of Omagine LLC, 500,000 and Agron Telaku, consultant, 500,000.

On July 12, 2017, the Registrant and St. George Investments LLC executed a second amendment to the $185,000 Convertible Promissory Note dated November 14, 2016 extending the Maturity Date to August 17, 2017. In consideration of the extension, the Registrant paid $8,000 to St. George Investments LLC. On August 14, 2017, the Registrant and St. George Investments LLC executed a third amendment extending the Maturity Date to September 17, 2017. In consideration of the third extension, the Registrant paid $8,000 to St. George Investments LLC.

NOTE 11 – SUBSEQUENT EVENTS

On January 4, 2017, Omagine contributed 123,782 restricted Common Shares at a non-discounted valuation of $76,250 to all eligible employees of Omagine Inc. 401(k) Plan.

On January 4, 2017, Omagine issued 81,169 restricted Common Shares at a non-discounted valuation of $50,000 to each of the Corporation’s three independent directors based on the $0.616 closing price of the Corporation’s Common Stock on December 30, 2016 for the 50% non-cash payment of the $100,000 annual retainer due them.

On January 13, 2017, Omagine sold 18,051 restricted Common Shares to an accredited investor for proceeds of $10,000.

On January 20, 2017, Omagine sold 25,000 restricted Common Shares to an accredited investor for proceeds of $12,500.

On January 25,2017, Omagine sold 20,000 restricted Common Shares to an accredited investor for proceeds of $10,000.

On February 1, 2017, the President of the Company purchased 100,000 restricted Common Shares based on the $0.62 closing price of Omagine’s Common Stock on January 31, 2017 minus the Finnerty discount of 18% for proceeds of $51,000.

On February 2, 2017, the three independent Company directors each purchased 94,340 restricted Common Shares and the Company’s Vice President purchased 47,170 restricted Common Shares based on the $0.6414 closing price of Omagine’s Common Shares on February 1, 2017 minus the Finnerty discount of 18% for aggregate proceeds of $175,000.

On February 21, 2017, Omagine sold 200,000 restricted Common Shares to a non-U.S. person who is an accredited investor for proceeds of $100,000.

On March 31, 2017, the Company issued 93,750 restricted shares of Common Stock to its investor relations vendor as payment in full for $37,500 of services rendered for the period January 1, 2016 through March 31, 2017, and issued an additional 56,250 restricted shares of Common Stock to the same vendor as payment in full for $22,500 of services to be rendered for the period April 1, 2017 through December 31, 2017.

On April 3, 2017 Omagine exercised its option to purchase all of the shares of LLC owned by CCC-Oman and CCC-Panama. After the closing of the option purchase LLC will than have only two shareholders – Omagine and RCA.

On April 4, 2017, the Company sold 266,667 restricted Common Shares to an accredited investor for proceeds of $80,000.

On April 11, 2017, pursuant to the SEDA, Omagine sold 132,275 Common Shares to YA for proceeds of $50,000.